Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] $ in Millions	3 Months Ended
Jan. 31, 2019 CAD ($)
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	$ 262
Change in fair value included in earnings	(5)
Change in fair value included in other comprehensive income	(1)
Issuances/Purchases	96
Sales	(117)
Transfers into Level 3	19
Transfers out of Level 3	(17)
Assets at end of period	237
Change in unrealized gains (losses) recorded in income for instruments still held	(1)
Trading securities [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	255
Change in fair value included in earnings	(5)
Change in fair value included in other comprehensive income	(1)
Issuances/Purchases	96
Sales	(116)
Transfers into Level 3	19
Transfers out of Level 3	(17)
Assets at end of period	231
Change in unrealized gains (losses) recorded in income for instruments still held	(1)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	7
Sales	(1)
Assets at end of period	6
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,825
Change in fair value included in earnings	14
Change in fair value included in other comprehensive income	(4)
Issuances/Purchases	123
Sales	(172)
Assets at end of period	1,786
Change in unrealized gains (losses) recorded in income for instruments still held	16
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,825
Change in fair value included in earnings	14
Change in fair value included in other comprehensive income	(4)
Issuances/Purchases	123
Sales	(172)
Assets at end of period	1,786
Change in unrealized gains (losses) recorded in income for instruments still held	16
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	63
Issuances/Purchases	2
Assets at end of period	65
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	62
Issuances/Purchases	2
Assets at end of period	64
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1
Assets at end of period	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,450
Change in fair value included in earnings	7
Change in fair value included in other comprehensive income	(4)
Issuances/Purchases	1,117
Maturities/Settlement	(141)
Assets at end of period	2,429
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	2
Change in fair value included in earnings	0
Change in fair value included in other comprehensive income	0
Purchases	0
Maturities/Settlement	0
Transfers into Level 3	0
Transfers out of Level 3	(1)
Liabilities at end of period	1
Change in unrealized gains (losses) recorded in income for instruments still held	0
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1
Change in fair value included in earnings	0
Change in fair value included in other comprehensive income	0
Purchases	0
Maturities/Settlement	0
Transfers into Level 3	0
Liabilities at end of period	1
Change in unrealized gains (losses) recorded in income for instruments still held	0
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1
Change in fair value included in earnings	0
Change in fair value included in other comprehensive income	0
Purchases	0
Maturities/Settlement	0
Transfers into Level 3	0
Transfers out of Level 3	(1)
Change in unrealized gains (losses) recorded in income for instruments still held	0
Financial value liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	0
Change in fair value included in other comprehensive income	0
Purchases	0
Sales	7
Maturities/Settlement	0
Transfers into Level 3	0
Liabilities at end of period	7
Change in unrealized gains (losses) recorded in income for instruments still held	0
Financial value liabilities [member] | Securities sold but not yet purchased [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	0
Change in fair value included in other comprehensive income	0
Purchases	0
Sales	7
Maturities/Settlement	0
Transfers into Level 3	0
Liabilities at end of period	7
Change in unrealized gains (losses) recorded in income for instruments still held	$ 0